EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Earnings per share - Continuing operations (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Net income from continuing operations	$ 3,188,526	$ 2,165,813	$ 2,114,108
Less: participation of non- controlling interests	(1,485,020)	(1,168,415)	(1,418,534)
Net income attributable to owners of the parent	1,703,506	997,398	695,574
Less: Allocation of undistributed earnings to preferred stockholders, basic	(542,158)	(316,818)	(220,919)
Less: Allocation of undistributed earnings to preferred stockholders, diluted	(542,158)	(316,818)	(220,919)
Net Income allocated to common shareholders for basic EPS	1,161,348	680,580	474,655
Net Income allocated to common shareholders for diluted EPS	$ 1,161,348	$ 680,580	$ 474,655
Weighted average number of common shares outstanding used in basic EPS calculation	16,186,869,620	16,201,502,910	16,202,376,163
Basic earnings per share to common shareholders (in Colombian pesos)	$ 71.75	$ 42.01	$ 29.3
Diluted earnings per share to common shareholders (in Colombian pesos)	71.75	42.01	29.3
Basic earnings per ADS (in Colombian pesos)	1,434.93	840.14	585.91
Diluted earnings per ADS (in Colombian pesos)	$ 1,434.93	$ 840.14	$ 585.91
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)	23,743,475,754	23,743,475,754	23,743,475,754